SUBSEQUENT EVENTS (Details) - $ / shares				6 Months Ended
	Sep. 29, 2023	Sep. 26, 2023	Aug. 28, 2023	Jun. 30, 2023
Dividends [Abstract]
Dividend declared (in dollars per share)				$ 0.3
Subsequent Event [Member]
Dividends [Abstract]
Dividend declared (in dollars per share)			$ 0.13
Dividend declare date			Aug. 28, 2023
Dividend paid date			Oct. 05, 2023
Subsequent Event [Member] | 2019 Senior Secured Credit Facility [Member]
Dividends [Abstract]
Maturity date	Feb. 28, 2025	Feb. 28, 2025